OTHER LONG-TERM LIABILITIES	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES

14. OTHER LONG-TERM LIABILITIES

As discussed in Note 4, we acquired Landshire and Better Bakery during fiscal 2015. A component of the purchase price for Landshire related to contingent consideration for earn out payments based on achieving minimum annual volume targets. At October 1, 2016 and January 2, 2016, respectively, the fair value of the liability for the earn out payments was $9,824 and $19,628 respectively, of which $6,588 and $9,956, respectively, were included in other accrued liabilities; the remainder of these amounts were included in other long-term liabilities.

As part of the acquisition of Better Bakery, we assumed an onerous broker contract. At October 1, 2016 and January 2, 2016, the liability for this contract was $5,836 and $6,821, respectively. Of the balance at October 1, 2016, $2,748 is included in other accrued liabilities and $3,088 is included in other long-term liabilities. At January 2, 2016, the entire amount was included in other long-term liabilities. During the year to date period ended October 1, 2016, payments made with respect to the earn out agreement and the onerous broker contract were $10,000 and $1,154, respectively.

13. OTHER LONG-TERM LIABILITIES

During fiscal 2015, the Company made business acquisitions as discussed in Note 3. A component of the purchase price for one of the acquisitions related to contingent consideration for earn out payments based on achieving minimum annual volume targets. At January 2, 2016, the fair value of the liability for the earn out payments was $19,628 with $9,956 classified in Other accrued liabilities and $9,672 classified in Other long-term liabilities. The Company assumed an onerous broker contract in one of the acquisitions. At January 2, 2016, the liability for this contract was $6,821 and was recorded in Other long-term liabilities.